CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 30,486.7	$ 29,599.2	$ 28,097.5
Marketable equity securities, amortized cost		611.4	642.7
Investments in limited partnerships, fair value		$ 0.0	$ 19.4
Common stock par value (in usd per share)	$ 250	$ 250	$ 250
Common shares authorized (in shares)	20,000	20,000	20,000
Common shares issued (in shares)	20,000	20,000	20,000
Common shares outstanding (in shares)	20,000	20,000	20,000